Income taxes - Schedule of Effective Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense at U.K. statutory rate	19.00%	19.30%
Foreign rate differential	0.90%	11.40%
State taxes, net of federal benefit	5.80%	5.80%
Permanent differences	0.00%	(0.10%)
Tax Cuts and Jobs Act	0.00%	(79.40%)
Change in valuation allowance	(28.50%)	43.50%
Other	2.80%	0.50%
Effective tax rate	0.00%	1.00%